LAND USE RIGHTS (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Land Use Rights [Line Items]
Cost	$ 64,637,958	$ 65,192,615	$ 58,630,950	$ 57,845,573
Less: Accumulated amortization	(5,642,453)	(4,486,786)	(2,897,704)
Net carrying amount	$ 58,995,505	$ 60,705,829	$ 55,733,246